MEMORANDUM OF CHANGES

                             MATRIX DEFINED TRUSTS 7

     The Prospectus and the Trust Agreement filed with Amendment No. 1 to the Registration Statement on Form S-6 have been revised to reflect information regarding the execution of the Trust Agreement and the deposit of Securities on May 21, 2009 and to set forth certain statistical data based thereon. In addition, there are a number of other changes described below.


                                 THE PROSPECTUS

COVER PAGE.    The series numbers and date of the prospectus have been revised.

PAGES 9-11.    The Principle Risks have been revised and completed.

PAGE 12.       The Essential Information section has been revised and completed.

PAGES 13-14.   The Fee Table has been revised and completed.

PAGES 15-16.   Revisions have been made and the Portfolio and Notes to Portfolio have been revised and completed.

PAGE 49. The Report of Independent Registered Public Accounting Firm has been completed.

PAGE 50.       The Statement of Financial Condition has been completed.

BACK COVER.    The series numbers, date of the prospectus and file number have been completed.


                               THE TRUST AGREEMENT

The Trust Agreement has been conformed to reflect the execution thereof.



                              CHAPMAN AND CUTLER LLP

May 21, 2009